Foreign Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Foreign Operations [Abstract]
Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries	The financial data by geographic area are as follows (in thousands):
	United States	Canada	India	Germany	United Kingdom	Ireland	Philippines	Eliminations	Total
For the Three Months Ended June 30, 2023:
Revenues by geographic area	$1,340	$—	$294	$763	$139	$4	$—	$(483)	$2,057
Operating (loss) income by geographic area	$(5,394)	$—	$16	$(1,092)	$(1)	$(186)	$—	$—	$(6,657)
Net (loss) income from continuing operations by geographic area	$(6,152)	$—	$19	$(1,009)	$(1)	$(186)	$—	$—	$(7,329)
For the Three Months Ended June 30, 2022:
Revenues by geographic area	$1,427	$—	$141	$1,023	$125	$2	$—	$(142)	$2,576
Operating (loss) income by geographic area	$(6,512)	$—	$45	$(2,690)	$46	$(263)	$—	$1	$(9,373)
Net (loss) income from continuing operations by geographic area	$(6,144)	$—	$45	$(2,639)	$46	$(263)	$—	$(10)	$(8,965)
For the Six Months ended June 30, 2023:
Revenues by geographic area	$3,255	$—	$793	$1,918	$229	$4	$—	$(1,038)	$5,161
Operating (loss) income by geographic area	$(12,756)	$—	$120	$(1,923)	$(5)	$(275)	$—	$—	$(14,839)
Net (loss) income from continuing operations by geographic area	$(17,685)	$—	$124	$(1,811)	$(5)	$(275)	$—	$1	$(19,651)
For the Six Months Ended June 30, 2022:
Revenues by geographic area	$2,970	$—	$267	$1,971	$243	$6	$—	$(232)	$5,225
Operating (loss) income by geographic area	$(14,181)	$—	$84	$(4,108)	$59	$(464)	$—	$(1)	$(18,611)
Net (loss) income from continuing operations by geographic area	$(15,415)	$—	$84	$(4,012)	$59	$(464)	$—	$—	$(19,748)
As of June 30, 2023:
Identifiable assets by geographic area	$51,794	$—	$712	$20,056	$362	$86	$—	$(42,565)	$30,445
Long lived assets by geographic area	$2,294	$—	$23	$2,810	$—	$2	$—	$—	$5,129
As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	$415	$(102,223)	$57,635
Long lived assets by geographic area	$2,538	$—	$3	$3,308	$1	$4	$—	$—	$5,854
The financial data by geographic area are as follows (in thousands):
	United States	Canada	India	Germany	United Kingdom	Ireland	Philippines	Eliminations	Total	Less Discontinued Operations	Total, Continuing Operations
For the Year Ended December 31, 2022:
Revenues by geographic area	$13,458	$2,061	$1,830	$4,583	$406	$6	165	$(3,091)	$19,418	(8,470)	$10,948
Operating income (loss) by geographic area	$(42,852)	$(7,177)	$208	$(6,121)	$17	$(673)	(99)	$(3)	$(56,700)	27,894	$(28,806)
Net income (loss) by geographic area	$(51,936)	$(7,770)	$138	$(5,982)	$20	$(673)	(101)	$—	$(66,304)	28,075	$(38,229)

For the Year Ended December 31, 2021:
Revenues by geographic area	$10,990	$2,638	$1,626	$3,593	$392	$7	—	$(3,251)	$15,995	(6,368)	$9,627
Operating income (loss) by geographic area	$(60,450)	$(6,451)	$146	$(5,629)	$(2)	$(346)	—	$(11)	$(72,743)	42,922	$(29,821)
Net income (loss) by geographic area	$(57,516)	$(6,882)	$124	$(5,505)	$(5)	$(346)	—	$—	$(70,130)	37,720	$(32,410)

As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	415	$(102,223)	$57,635	—	$57,635
Long lived assets by geographic area	$18,097	$4,788	$101	$3,308	$1	$4	214	$—	$26,513	(20,659)	$5,854
Goodwill by geographic area	$—	$—	$—	$—	$—	$—	—	$—	$—	—	$—

As of December 31, 2021:
Identifiable assets by geographic area	$216,338	$7,191	$675	$20,238	$283	$69	—	$(88,121)	$156,673	—	$156,673
Long lived assets by geographic area	$27,773	$5,864	$181	$4,624	$2	$4	—	$—	$38,448	(25,070)	$13,378
Goodwill by geographic area	$5,915	$480	$—	$1,278	$—	$—	—	$—	$7,673	(5,546)	$2,127